Risk Management Activities - Additional Information (Detail) l in Millions, R in Millions	1 Months Ended				3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 30, 2017 USD ($) R / kg Ounce_of_Gold $ / Tonne T	Jul. 31, 2017 $ / Tonne T	Jun. 30, 2017 USD ($) $ / Barrel ppm l $ / Metric_tonne	May 31, 2017 USD ($) $ / Barrel ppm l $ / Metric_tonne	Sep. 30, 2016 Exchange_Rate	Dec. 31, 2017 USD ($) $ / oz oz	Dec. 31, 2016 USD ($) Exchange_Rate	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ZAR (R)	Feb. 25, 2016 USD ($)
Disclosure Of Financial Risk Management [Line Items]
Borrowings						$ 1,781,500,000	$ 1,692,900,000	$ 1,781,500,000	$ 1,692,900,000
Forward exchange contracts [member] | South deep [member] | Hedges of net investment in foreign operations [member]
Disclosure Of Financial Risk Management [Line Items]
Average forward price | Exchange_Rate							16.8273
Cash settled swap transaction contracts [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Mark-to-market value of the hedge						5,100,000		5,100,000
Trade and other receivable [member]
Disclosure Of Financial Risk Management [Line Items]
VAT, prepayments and diesel rebates						135,400,000	$ 101,700,000	135,400,000	101,700,000
Trade and other receivable [member] | Financial instruments not Credit - impaired [member] | Banking Institutions [member]
Disclosure Of Financial Risk Management [Line Items]
Past due but not impaired								0	0
Receivables [member] | Financial instruments credit - impaired [member]
Disclosure Of Financial Risk Management [Line Items]
Receivables considered impaired						100,000	200,000	$ 100,000	200,000
Counter party exposure [member]
Disclosure Of Financial Risk Management [Line Items]
Percentage of maximum investment in financial institutions' equity								2.50%
Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Exposure to risk relating to financial instruments						$ 0	0	$ 0	0
Currency risk [member] | Forward exchange contracts [member] | South deep [member] | Hedges of net investment in foreign operations [member]
Disclosure Of Financial Risk Management [Line Items]
Risk hedging delivery amount											$ 69,800,000
Average forward price | Exchange_Rate					13.8010
Risk hedge resulting profit									14,400,000	R 211.2
Commodity price risk [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Average forward price | $ / oz						1,719.9
Risk hedge resulting profit								15,300,000
Number of ounces committed under contract | oz						295,000
Commodity price risk [member] | South deep [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Number of ounces committed under contract | Ounce_of_Gold	63,996
Mark-to-market value of the hedge	$ 10,900,000
Commodity price risk [member] | Cash settled swap transaction contracts [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Volume of diesel hedged | l			77.5	77.5
Average swap price | $ / Barrel			61.15	61.15
Risk hedging number | ppm			10	10
Commodity price risk [member] | Peru [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Mark-to-market value of the hedge	$ (3,300,000)
Number of tonnes committed under contract | T	29,400	8,250
Commodity price risk [member] | Ghana [member] | Cash settled swap transaction contracts [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Mark-to-market value of the hedge			$ 9,000,000	$ 9,000,000
Volume of diesel hedged | l			125.8	125.8
Average swap price | $ / Metric_tonne			457.2	457.2
Average swap price | $ / Barrel			61.4	61.4
Commodity price risk [member] | Floor rate [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Strike price of gold | $ / oz						1,695.9
Commodity price risk [member] | Floor rate [member] | South deep [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Strike price of gold | R / kg	600,000
Commodity price risk [member] | Floor rate [member] | Peru [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Strike price of copper | $ / Tonne	6,600	5,867
Commodity price risk [member] | Interest rate caps [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Strike price of gold | $ / oz						1,754.2
Commodity price risk [member] | Interest rate caps [member] | South deep [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Strike price of gold | R / kg	665,621
Commodity price risk [member] | Interest rate caps [member] | Peru [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Strike price of copper | $ / Tonne	7,431	6,300
Commodity price risk [member] | Brent crude [member] | Cash settled swap transaction contracts [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Benchmark price per barrel at time transaction | $ / Barrel			49.92	49.92
Commodity price risk [member] | Brent crude [member] | Ghana [member] | Cash settled swap transaction contracts [member] | Fair value hedges [member]
Disclosure Of Financial Risk Management [Line Items]
Benchmark price per barrel at time transaction | $ / Barrel			49.8	49.8
Change in London Interbank Offered Rate [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings exposed to interest rate fluctuations						$ 508,500,000	785,500,000	508,500,000	785,500,000
Johannesburg Interbank Average Rate and Prime Interest Rates [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings exposed to interest rate fluctuations						79,500,000	0	79,500,000	0
Change in South African Prime Interest Rate [Member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings exposed to interest rate fluctuations						114,100,000	61,000,000	114,100,000	61,000,000
Change in Bank Bill Swap Bid Rate [member] | Interest Bearing Borrowings [Member] | Floating Interest Rate [member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings exposed to interest rate fluctuations						231,500,000	0	231,500,000	0
Sensitivity to interest rates [member] | Interest Bearing Borrowings [Member]
Disclosure Of Financial Risk Management [Line Items]
Borrowings exposed to interest rate fluctuations						$ 933,600,000	$ 846,500,000	$ 933,600,000	$ 846,500,000